September 18, 2002



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Evergreen Fixed Income Trust (the "Trust")
            Evergreen Offit High Yield Fund
            Evergreen Offit Mortgage Securities Fund
            Evergreen Offit U.S. Government Securities Fund
              (collectively, the "Funds")
          Post-Effective Amendment No. 22 to Registration Statement on Form N-1A, Nos: 333-37433/811-08415

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 22 to Registration Statement Nos. 333-37433/811-08415) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on September 16, 2002.

     If you have any questions or would like further information, please call me at (617) 210-3687.

                                             Very truly yours,

                                             /s/ Regina Brown

                                             Regina Brown